                                             /---------------------------------/
                                             /            OMB APPROVAL         /
                                             /---------------------------------/
                                             / OMB Number:       3235-0006     /
                                             / Expires:       February 28, 1997/
                                             / Estimated average burden        /
                                             / Hours per response.......  24.60/
                                             /---------------------------------/

                                             /---------------------------------/
                                             /            SEC USE ONLY         /
                                             /---------------------------------/
                                             /                                 /
                                             /---------------------------------/

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended December 31, 2000.
                                                      -----------------


--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [_]


  Michael J. Puzo
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


  Hemenway & Barnes       60 State Street     Boston,        MA        02109
--------------------------------------------------------------------------------
Business Address          (Street)            (City)         (State)   (Zip)


  (617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

---------------------------------  ATTENTION  ----------------------------------

 Intentional misstatements or omissions of facts constitute Federal Criminal
                                 Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

--------------------------------------------------------------------------------

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

  Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 13th day
                             ------              -------------        ----
of February, 2001.
   --------------

                                    Michael J. Puzo
                                    --------------------------------------------
                                    (Name of Institutional Investment Manager)

                                    ____________________________________________
                                    (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                    13F File No.:          Name:                                13F File No.:
1.  Timothy F. Fidgeon (17)*                                   6.
------------------------------------   --------------------   ------------------------------------   -------------------
2.  Roy A. Hammer                         28-5798              7.
------------------------------------   --------------------   ------------------------------------   -------------------
3.  Lawrence T. Perera                                         8.
------------------------------------   --------------------   ------------------------------------   -------------------
4.                                                             9.
------------------------------------   --------------------   ------------------------------------   -------------------
5.                                                             10.
------------------------------------   --------------------   ------------------------------------   -------------------

*   Refers to manager number on attached detail in Item 7.

                                                                                                                             PAGE: 1
AS OF: DECEMBER 31, 2000                                   FORM 13F                                        SEC FILE # MICHAEL J PUZO

           ITEM 1:             ITEM 2:          ITEM 3:      ITEM 4:        ITEM 5:        ITEM 6:      ITEM 7:          ITEM 8:
       NAME OF ISSUER      TITLE OF CLASS        CUSIP     FAIR MARKET     SHARES OR     INVESTMENT    MANAGERS    VOTING AUTHORITY
                                                NUMBER        VALUE        PRINCIPAL     DISCRETION                 (A)   (B)   (C)
                                                                            AMOUNT       (A) (B) (C)              SOLE   SHARED NONE
ABBOTT LABS                COMMON STOCK       002824100        1955422         40370             xx                       10170
                                                                                                 xx    17                 30200

AGILENT TECHNOLOGIES INC   COMMON STOCK       00846U101         376461          6876             xx                        5736
                                                                                                 xx    17                  1140

AMGEN INC                  COMMON STOCK       031162100        4531570         70875             xx                       46875
                                                                                                 xx    17                 24000

ANALOG DEVICES, INC.       COMMON STOCK       032654105         854831         16700             xx                       10700
                                                                                                 xx    17                  6000

AUTOMATIC DATA PROCESSING  COMMON STOCK       053015103        4643972         73350             xx                       53350
                                                                                                 xx    17                 20000

AVERY DENNISON CORP        COMMON STOCK       053611109        1284075         23400             xx                       16400
                                                                                                 xx    17                  7000

AVON PRODUCTS INC          COMMON STOCK       054303102         833025         17400             xx                       17400

BP AMOCO PLC ADR           COMMON STOCK       055622104        3048489         63676             xx                       45156
                                                                                                 xx    17                 18520

BERKSHIRE HATHAWAY INC     CLASS B            084670207        1219372           518             xx                         308
                                                                                                 xx    17                   210

BRISTOL-MYERS SQUIBB CO    COMMON STOCK       110122108        4211747         56964             xx                       36964
                                                                                                 xx    17                 20000

BURLINGTON RESOURCES INC   COMMON STOCK       122014103         475963          9425             xx                        9425

CISCO SYS INC              COMMON STOCK       17275R102        1557961         40731             xx                       26731
                                                                                                 xx    17                 14000

COCA COLA CO               COMMON STOCK       191216100         343139          5631             xx                        3331
                                                                                                 xx    17                  2300

COGNEX                     COMMON STOCK       192422103         336300         15200             xx                       10200
                                                                                                 xx    17                  5000

                                                                                                                           PAGE:  2
AS OF:  DECEMBER 31, 2000                                      FORM 13F                                   SEC FILE # MICHAEL J PUZO

          ITEM 1:               ITEM 2:        ITEM 3:         ITEM 4:        ITEM 5:       ITEM 6:      ITEM 7:        ITEM 8:
       NAME OF ISSUER        TITLE OF CLASS     CUSIP        FAIR MARKET     SHARES OR    INVESTMENT    MANAGERS   VOTING AUTHORITY
                                               NUMBER           VALUE        PRINCIPAL    DISCRETION               (A)    (B)   (C)
                                                                              AMOUNT      (A) (B) (C)             SOLE  SHARED  NONE
COLGATE PALMOLIVE CO          COMMON STOCK    194162103         671320         10400              xx                     10400

WALT DISNEY COMPANY           COMMON STOCK    254687106         398440         13769              xx                     13769

DOW CHEMICAL CO               COMMON STOCK    260543103         391155         10680              xx                     10680

DOW JONES & CO INC            COMMON STOCK    260561105        4024565         71074              xx                     71074

DOW JONES & CO INC            CLASS B         260561204       14342433        253288              xx                     54288
                              (RESTRICTED)                                                        xx   17               199000

E I DU PONT DE NEMOURS & CO   COMMON STOCK    263534109         596659         12350              xx                     12350

EMC CORP                      COMMON STOCK    268648102        5925150         89100              xx                     73100
                                                                                                  xx   17                16000

EMERSON ELECTRIC CO           COMMON STOCK    291011104        2096413         26600              xx                     16600
                                                                                                  xx   17                10000

EVERCEL INC                   COMMON STOCK    299759100          93075         10200              xx                      3200
                                                                                                  xx   17                 7000

EXXON MOBIL CORP              COMMON STOCK    30231G102        2302974         26490              xx                     16490
                                                                                                  xx   17                10000

FUEL CELL ENERGY INC          COMMON STOCK    35952H106        1138138         16600              xx                      2600
                                                                                                  xx   17                14000

GENERAL ELECTRIC CO           COMMON STOCK    369604103        7396037        154285              xx                    106885
                                                                                                  xx   17                47400

GILLETTE COMPANY              COMMON STOCK    375766102        1694732         46913              xx                     41613
                                                                                                  xx   17                 5300

HEWLETT- PACKARD CO           COMMON STOCK    428236103        1350875         42800              xx                     36800
                                                                                                  xx   17                 6000

INTEL CORPORATION             COMMON STOCK    458140100        5581284        185656              xx                    137656
                                                                                                  xx   17                48000

JEFFERSON-PILOT CORP          COMMON STOCK    475070108        5088831         68078              xx                     50078

                                                                                                                            PAGE: 3
AS OF: DECEMBER 31, 2000                                      FORM 13F                                    SEC FILE # MICHAEL J PUZO

     ITEM 1:             ITEM 2:        ITEM 3:        ITEM 4:         ITEM 5:        ITEM 6:     ITEM 7:         ITEM 8:
 NAME OF ISSUER       TITLE OF CLASS     CUSIP       FAIR MARKET      SHARES OR     INVESTMENT    MANAGERS     VOTING AUTHORITY
                                        NUMBER          VALUE         PRINCIPAL     DISCRETION                (A)    (B)     (C)
                                                                       AMOUNT     (A)  (B)  (C)               SOLE  SHARED  NONE
CORP                                                                                        xx   17                   18000

JOHNSON & JOHNSON      COMMON STOCK    478160104       5049409           48061              xx                        38061
                                                                                            xx   17                   10000

KOPIN                  COMMON STOCK    500600101        444713           40200              xx                        26200
                                                                                            xx   17                   14000

ELI LILLY & CO         COMMON STOCK    532457108        400169            4300              xx                         4300

LUCENT                 COMMON STOCK    549463107        208670           15457              xx                         8977
TECHNOLOGIES INC                                                                            xx   17                    6480

MATRITECH INC          COMMON STOCK    576818108         45034           11000              xx                         1000
                                                                                            xx   17                   10000

MCDONALD'S CORP        COMMON STOCK    580135101        582760           17140              xx                        17140


MERCK & CO INC         COMMON STOCK    589331107       6662355           71160              xx                        46960
                                                                                            xx   17                   24200

MICROSOFT CORP         COMMON STOCK    594918104       1402010           32323              xx                        30823
                                                                                            xx   17                    1500

MINNESOTA MINING       COMMON STOCK    604059105       2867659           23798              xx                        15798
& MFG CO.                                                                                   xx   17                    8000

NOKIA CORP ADR A       COMMON STOCK    654902204        435000           10000              xx                         4000
                                                                                            xx   17                    6000

NOVO NORDISK A/S       COMMON STOCK    670100205        238950            2700              xx                         2700
ADR

PEPSICO INC            COMMON STOCK    713448108       1249173           25204              xx                        16204
                                                                                            xx   17                    9000

PFIZER INC             COMMON STOCK    717081103        745200           16200              xx                        16200

                                                                         PAGE: 4
AS OF: DECEMBER 31, 2000             FORM 13F          SEC FILE # MICHAEL J PUZO

    ITEM 1:            ITEM 2:        ITEM 3:          ITEM 4:         ITEM 5:        ITEM 6:     ITEM 7:         ITEM 8:
 NAME OF ISSUER     TITLE OF CLASS     CUSIP         FAIR MARKET      SHARES OR    INVESTMENT    MANAGERS     VOTING AUTHORITY
                                      NUMBER           VALUE          PRINCIPAL     DISCRETION                (A)    (B)     (C)
                                                                       AMOUNT     (A)  (B)  (C)               SOLE  SHARED  NONE
PROCTER & GAMBLE    COMMON STOCK     742718109         1065417            13583             xx                        9583
CO                                                                                          xx     17                 4000

SBC COMMUNICA-      COMMON STOCK     78387G103          217883             4563             xx                        4563
TIONS INC

SARA LEE CORP       COMMON STOCK     803111103          343875            14000             xx                       14000

SCHLUMBERGER        COMMON STOCK     806857108         1247025            15600             xx                       10600
LTD                                                                                         xx     17                 5000

SEPRACOR INC        COMMON STOCK     817315104         4092384            51075             xx                       35075
                                                                                            xx     17                16000
STATE STREET CORP   COMMON STOCK     857477103          313506             2524             xx                        2524

VICOR CORP          COMMON STOCK     925815102          516375            17000             xx                        7000
                                                                                            xx     17                10000
WORLDCOM INC        COMMON STOCK     98157D106          201445            14325             xx                        6325
                                                                                            xx     17                 8000
AGGREGATE TOTAL                                    107,093,420